Offerings	Aug. 14, 2025 USD ($) shares
Offering: 1
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Ordinary Share, par value $0.4 per share pursuant to the 2023 ESOP (as define below)
Amount Registered | shares	1,300,000
Proposed Maximum Offering Price per Unit	11.68
Maximum Aggregate Offering Price	$ 15,184,000.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 2,324.67
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement on Form S-8 also covers an indeterminate number of additional Class A ordinary shares of DDC Enterprise Limited (the “Registrant”) that may be offered and issued under the 2023 Employee Share Option Plan (the “2023 ESOP”), the Employee Share Option Plan of the Company authorized prior to the consummation of the initial public offering of the Company on November 21, 2023 (the “Pre-IPO Employee Share Option Plan”) to prevent dilution resulting from stock splits, stock distributions or similar transactions, and share options that were granted outside of the 2023 ESOP as inducement grants pursuant to NYSE listing rule 303A.08 (the “Inducement Grants”).

Estimated in accordance with Rule 457(c) and (h) solely for the purpose of calculating the registration fee on the basis of $11.68, which represents the average of the high and low prices of the Class A Ordinary Share as reported on Nasdaq on August 11, 2025.

The Registrant does not have any fee offsets.
Offering: 2
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Ordinary Share, par value $0.4 per share pursuant to the Pre-IPO Employee Share Option Plan (as define below)
Amount Registered | shares	191,891
Proposed Maximum Offering Price per Unit	11.68
Maximum Aggregate Offering Price	$ 2,241,286.90
Fee Rate	0.01531%
Amount of Registration Fee	$ 343.14
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement on Form S-8 also covers an indeterminate number of additional Class A ordinary shares of DDC Enterprise Limited (the “Registrant”) that may be offered and issued under the 2023 Employee Share Option Plan (the “2023 ESOP”), the Employee Share Option Plan of the Company authorized prior to the consummation of the initial public offering of the Company on November 21, 2023 (the “Pre-IPO Employee Share Option Plan”) to prevent dilution resulting from stock splits, stock distributions or similar transactions, and share options that were granted outside of the 2023 ESOP as inducement grants pursuant to NYSE listing rule 303A.08 (the “Inducement Grants”).

Estimated in accordance with Rule 457(c) and (h) solely for the purpose of calculating the registration fee on the basis of $11.68, which represents the average of the high and low prices of the Class A Ordinary Share as reported on Nasdaq on August 11, 2025.

The Registrant does not have any fee offsets.
Offering: 3
Offering:
Fee Previously Paid	false
Other Rule	true
Security Type	Equity
Security Class Title	Class A Ordinary Share, par value $0.4 per share pursuant to the Inducement Grants (as define below)
Amount Registered | shares	65,000
Proposed Maximum Offering Price per Unit	11.68
Maximum Aggregate Offering Price	$ 759,200.00
Fee Rate	0.01531%
Amount of Registration Fee	$ 116.23
Offering Note	Pursuant to Rule 416 under the Securities Act of 1933, as amended (the “Securities Act”), this registration statement on Form S-8 also covers an indeterminate number of additional Class A ordinary shares of DDC Enterprise Limited (the “Registrant”) that may be offered and issued under the 2023 Employee Share Option Plan (the “2023 ESOP”), the Employee Share Option Plan of the Company authorized prior to the consummation of the initial public offering of the Company on November 21, 2023 (the “Pre-IPO Employee Share Option Plan”) to prevent dilution resulting from stock splits, stock distributions or similar transactions, and share options that were granted outside of the 2023 ESOP as inducement grants pursuant to NYSE listing rule 303A.08 (the “Inducement Grants”).

Estimated in accordance with Rule 457(c) and (h) solely for the purpose of calculating the registration fee on the basis of $11.68, which represents the average of the high and low prices of the Class A Ordinary Share as reported on Nasdaq on August 11, 2025.

The Registrant does not have any fee offsets.